UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [X]; Amendment Number: 001

This Amendment (Check only one.):[X] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      201 Main Street, Suite 1555
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas July 21, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total:  $84,718 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
***HERITAGE OIL CORP          COMMON            426928305   712   76500       SH       SOLE                 76500       0     0
***KIRKLAND LAKE GOLD         OTC IS            49740P106   425   51000       SH       SOLE                 51000       0     0
***LAKE SHORE GOLD CORP      OTC IS            510728108    1056  450000      SH       SOLE                 450000      0     0
***MILLICOM INTERNATIONAL     OTC IS            l6388F110   3094  55000       SH       SOLE                 55000       0     0
ASPENBIO PHARMA INC           OTC IS            045346103   972   364232      SH       SOLE                 364232      0     0
BUFFALO WILD WINGS            OTC IS            119848109   2602  80000       SH       SOLE                 80000       0     0
CASH AMERICA INVESTMENTS      COMMON            14754D100   5955  254585      SH       SOLE                 254585      0     0
CONCEPTUS INC                 BONDS             206016AA5   1320  1500000     SH       SOLE                 1500000     0     0
CONTINENTAL RESOURCES         OTC IS            212015101   2089  75289       SH       SOLE                 75289       0     0
CRUSADER ENERGY GROUP INC     OTC IS            228834107   40    493800      SH       SOLE                 493800      0     0
CUBIST PHARMACEUTICALS        BONDS             229678AC1   423   500000      PRN      SOLE                 500000      0     0
DARLING INTL INC.             COMMON            237266101   660   100000      SH       SOLE                 100000      0     0
DISCOVERY COMMUNICATIONS      COMMON            25470F104   3377  150000      SH       SOLE                 150000      0     0
EASTERN PLATINUM LTD          OTC IS            276855103   559   1250000     SH       SOLE                 1250000     0     0
EMERGENCY MED SVCS            COMMON            29100P102   4282  116300      SH       SOLE                 116300      0     0
EXIDE TECHNOLOGIES            OTC IS            302051206   1807  484500      SH       SOLE                 484500      0     0
GAMESTOP CORP                 OPTIONS           36467W109   2201  100000      SH       SOLE                 100000      0     0
GAMESTOP CORP                 COMMON            36467W109   1101  50000       SH       SOLE                 50000       0     0
INVERNESS MED TECHNOLOGY      COMMON            46126P106   6049  170000      SH       SOLE                 170000      0     0
ISHARES TR                    OPTIONS           464287655   14047 275000      SH       SOLE                 275000      0     0
JOSEPH A BANK CLOTHIERS       OTC IS            480838101   1723  50000       SH       SOLE                 50000       0     0
LEAP WIRELESS INTL            COMMON            521863308   3952  120000      SH       SOLE                 120000      0     0
LENDER PROCESSING SVCS        COMMON            52602E102   3332  120000      SH       SOLE                 120000      0     0
LUMBER LIQUIDATORS            COMMON            55003Q103   1458  92500       SH       SOLE                 92500       0     0
NII HOLDINGS INC              BONDS             62913FAJ1   2764  3596000     SH       SOLE                 3596000     0     0
NII HOLDINGS INC              OTC IS            62913F201   1907  100000      SH       SOLE                 100000      0     0
NIKO RESOURCES LTD            OTC IS            653905109   5544  80600       SH       SOLE                 80600       0     0
PALADIN RESOURCES LTD         OTC IS            Q7264T104   3523  890000      SH       SOLE                 890000      0     0
PENN OCTANE CORP.             OTC IS            707573101   414   1034717     SH       SOLE                 1034717     0     0
PEOPLES UTD FINL INC          OTC IS            712704105   1507  100000      SH       SOLE                 100000      0     0
RADNET INC                    OTC IS            750491102   1293  574784      SH       SOLE                 574784      0     0
SUN HEALTHCARE GROUP INC.     OTC IS            866933401   4530  536700      SH       SOLE                 536700      0     0
    Page Column Totals                                      84718